Income Tax - Summary of Movement in Deferred Income Tax Assets and Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	$ 484,325	$ 403,801	$ 299,060
Effects in the results of the year	191,179	80,524	104,741
Total asset - Net at end of period	675,504	484,325	403,801
Deferred Tax Assets Lease Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	2,453,160	1,876,744	1,576,089
Effects in the results of the year	1,079,755	576,416	300,655
Total asset - Net at end of period	3,532,915	2,453,160	1,876,744
Deferred Tax Assets, Debtor
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Effects in the results of the year	69,045
Total asset - Net at end of period	69,045
Deferred Tax Assets Provisions and Accrued Expenses
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	231,126	226,208	179,605
Effects in the results of the year	53,157	4,918	46,603
Total asset - Net at end of period	284,283	231,126	226,208
Deferred Tax Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	2,684,286	2,102,952	1,755,694
Effects in the results of the year	1,201,957	581,334	347,258
Total asset - Net at end of period	3,886,243	2,684,286	2,102,952
Deferred Tax Liabilities Inventories
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	36,764	19,056	20,354
Effects in the results of the year	13,251	17,708	(1,298)
Total asset - Net at end of period	50,015	36,764	19,056
Deferred Tax Liabilities Advanced Payments
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	25,958	16,817	14,291
Effects in the results of the year	965	9,141	2,526
Total asset - Net at end of period	26,923	25,958	16,817
Deferred Tax Liabilities Property Furniture Equipment And Leasehold Improvements
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	28,735	7,100	13,052
Effects in the results of the year	13,526	21,635	(5,952)
Total asset - Net at end of period	42,261	28,735	7,100
Deferred Tax Assets Right of Use Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	2,108,504	1,656,178	1,408,937
Effects in the results of the year	983,036	452,326	247,241
Total asset - Net at end of period	3,091,540	2,108,504	1,656,178
Deferred Tax Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	2,199,961	1,699,151	1,456,634
Effects in the results of the year	1,010,778	500,810	242,517
Total asset - Net at end of period	$ 3,210,739	$ 2,199,961	$ 1,699,151